Summary of Significant Accounting Policies - Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2015	Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased (in shares)					6,000,000.0	8,000,000.0
Shares repurchased (in shares)		6,700,000	2,000,000	0
Total cost of shares repurchased		$ 587.9
Dividends declared (in dollars per share)		$ 1.60	$ 0.98	$ 0.92
Total dividend payments		$ 121.0	$ 77.3	$ 72.0
Net earnings, net of tax, attributable to noncontrolling interests		$ 6.6
Subsequent event
Equity, Class of Treasury Stock [Line Items]
Total cost of shares repurchased	$ 7.7
2012 Authorization
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)		6,000,000
Shares remaining authorized for repurchase			0
Total cost of shares repurchased			$ 143.5
2015 Authorization
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)		700,000
Shares remaining authorized for repurchase		5,300,000